Net debt - Summary by currency, group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	$ (12,442)	$ (13,001)
Lease liabilities	(1,413)	(1,351)
Cash and cash equivalents	8,495	9,673
Other investments	609	1,277
Net debt	(5,491)	(4,231)	$ (4,188)
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(12,431)
Lease liabilities	(1,413)
Derivatives related to net debt	(343)
Cash and cash equivalents	8,484
Other investments	212
Net debt	(5,491)	(4,231)
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(12,181)
Lease liabilities	(539)
Derivatives related to net debt	(343)
Cash and cash equivalents	7,108
Other investments	212
Net debt	(5,743)	(4,033)
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(92)
Lease liabilities	(501)
Derivatives related to net debt	0
Cash and cash equivalents	721
Other investments	0
Net debt	128	(186)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(158)
Lease liabilities	(158)
Derivatives related to net debt	0
Cash and cash equivalents	81
Other investments	0
Net debt	(235)	(247)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	0
Lease liabilities	(2)
Derivatives related to net debt	0
Cash and cash equivalents	167
Other investments	0
Net debt	165	130
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	0
Lease liabilities	(213)
Derivatives related to net debt	0
Cash and cash equivalents	407
Other investments	0
Net debt	$ 194	$ 105